Subsequent Events	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events

Note 11 — Subsequent Events

As described in Note 1 — Description of Organization and Business Operations above, on January 23, 2021 the Company entered into a business combination agreement and plan of reorganization with Sunlight Financial LLC.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued, and determined that there have been no other events that have occurred that would require adjustments to or disclosure in the financial statements.

Note 9 — Subsequent Events

As described in Note 1 “Description of Organization and Business Operations” above, on July 9, 2021, the Company consummated the previously announced business combination plan of reorganization with Sunlight.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued and determined that there have been no other events that have occurred that would require adjustments to or disclosure in the unaudited condensed consolidated financial statements.

Sunlight
Subsequent Events

Note 11. Subsequent Events

The following events occurred subsequent to June 30, 2021 through the issuance date of these Unaudited Condensed Consolidated Financial Statements. Events subsequent to that date have not been considered in these financial statements.

Business Combination

On July 9, 2021 (the “Closing Date”), Spartan and Sunlight consummated the previously announced merger pursuant to that certain Business Combination Agreement and Plan of Reorganization, dated as of January 23, 2021 (the “Business Combination Agreement”),

On the Closing Date, and in connection with the Closing, Spartan changed its name to Sunlight Financial Holdings Inc. The resulting company is organized in an “Up-C” structure, such that all of the material assets of the combined company are held by, and substantially all of Sunlight’s business operations are conducted by, Sunlight, and the only material asset of Sunlight Financial Holdings Inc. (together with its wholly owned subsidiaries) will be its indirect equity interests in Sunlight. On the Closing Date, Sunlight Financial Holdings Inc. (a) indirectly owned 86,373,596 Class X Units of Sunlight, constituting 100% of the issued and outstanding Class X Units and approximately 64.1% of Sunlight’s outstanding equity and (b) controls Sunlight as one of the wholly-owned subsidiaries of Sunlight Financial Holdings Inc.is the sole managing member of Sunlight pursuant to the amendment and restatement of Sunlight partnership agreement..

At the closing of the Business Combination, Sunlight had an additional $49.5 million cash on hand from the proceeds of the transaction, excluding cash Sunlight received to pay tax withheld from distributions to certain current and former employees.

Other

During the first quarter of 2020, the outbreak of a novel strain of coronavirus (COVID-19) has adversely impacted global commercial activity and contributed to significant declines and volatility in financial markets. Depending on the severity and duration of the outbreak, the novel coronavirus could present material uncertainty and risk with respect to the Company, its performance, and its financial results.